Other Assets - Schedule of Capitalized Contract Costs (Details)	Dec. 31, 2021
Italian Scratch & Win
Capitalized Contract Cost [Line Items]
Capitalized contract cost, amortization period	9 years
Italian Lotto
Capitalized Contract Cost [Line Items]
Capitalized contract cost, amortization period	9 years
New Jersey
Capitalized Contract Cost [Line Items]
Capitalized contract cost, amortization period	15 years 9 months
Indiana
Capitalized Contract Cost [Line Items]
Capitalized contract cost, amortization period	15 years